Other assets and liabilities F.1. Trade receivables (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	$ 371	$ 343	[1],[2]	$ 339	$ 386
Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	241	210
Gross
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	636	592
Provisions
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	(265)	(249)
30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	88	95
Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	43	37
Telecom operators
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	40	39
Telecom operators | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	23	17
Telecom operators | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	9	9
Telecom operators | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	8	14
Own customers
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	270	246
Own customers | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	177	158
Own customers | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	63	69
Own customers | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	29	19
Others
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	60	58
Others | Neither past due nor impaired
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	40	36
Others | 30–90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	15	17
Others | Greater than 90 days | Past due (net of impairments)
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables, net	$ 5	$ 5

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).